Income Taxes - Summary of Total Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (103,684)	$ 1,010,098	$ (3,917,940)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	(18,149)	938,156	(3,966,322)
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (85,535)	$ 71,942	$ 48,382